Other financial liabilities	12 Months Ended
Mar. 31, 2022
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Other financial liabilities
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. Other financial liabilities
Other financial liabilities consist of the following:

	Yen in millions
	March 31,
	2021	2022
Financial liabilities measured at amortized cost
Deposits received	440,275	723,363
Other	221,052	287,072
Financial liabilities measured at fair value through profit or loss
Derivatives	425,980	497,198

Total	1,087,307	1,507,633

Current liabilities	763,875	1,046,050
Non-current liabilities	323,432	461,583

Total	1,087,307	1,507,633